DISPOSITION OF SUBSIDIARY	12 Months Ended
Dec. 31, 2022
DISPOSITION OF SUBSIDIARY
DISPOSITION OF SUBSIDIARY

9.DISPOSITION OF SUBSIDARY

On March 3, 2021, the Company entered into an agreement to assign all of its limited liability company membership interests in Field Investment Co. LLC (“Field Investment Co.”), a Company subsidiary, and Field Investment Co.’s subsidiaries, Field Taste Matters, Inc., ATES Enterprises, LLC, and Zero One Seven Management, LLC, for de minimis consideration to an unrelated third party. On the same day, the Company immediately divested itself of Field Investment Co. and recognized a loss on disposition of a subsidiary in the amount of $6,090,337 for the year ended December 31, 2021. The subsidiary disposed of does not qualify as a discontinued operation in accordance with ASC 205 “Discontinued Operations”.

The net assets of the subsidiary that was disposed of consists of the following:

ASSETS:
Accounts Receivable, Net	$21,067
Prepaid Expenses and Other Current Assets	430,654
Operating Lease Right-of-Use Assets, Net	976,417
Property, Plant and Equipment, Net	310,501
Intangible Assets, Net	3,727,500
Goodwill	2,095,918
Other Assets	95,419
TOTAL ASSETS	$7,657,476
LIABILITIES:

Accounts Payable and Accrued Liabilities	$473,500
Operating Lease Liabilities	1,051,588
Notes Payable	42,051
TOTAL LIABILITIES	$1,567,139
NET ASSETS DISPOSED	$6,090,337